Fair Value Measurements - Schedule of Changes in Fair Value of Financial Liability (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Balance beginning	$ (25,665)	$ (23,759)	$ (21,999)
Loss resulting from remeasurement of contingent liability (Note 25)	(2,053)	(1,906)	(1,760)
Transfers in and out of Level 3
Ending balance	$ (27,718)	$ (25,665)	$ (23,759)